FOREIGN EXCHANGE (GAINS) LOSSES, NET	12 Months Ended
Dec. 31, 2023
Foreign Currency [Abstract]
FOREIGN EXCHANGE (GAINS) LOSSES, NET	FOREIGN EXCHANGE (GAINS) LOSSES, NET

year ended December 31	2023	2022	2021
(millions of Canadian $)

Derivative instruments held for trading (Note 29)	(401)	151	(37)
Other	81	34	27
	(320)	185	(10)